INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash	$ 1,617	$ 2,727
Restricted cash deposit	124	582
Trade receivables	6,858	10,848
Other current assets	4,848	4,316
Inventory	2,857	4,268
Total current assets	16,304	22,741
NON-CURRENT ASSETS:
Investments in affiliate	1,975	1,776
Property, plant and equipment, net	3,652	3,711
Intangible assets, net	458	1,222
Goodwill	2,073	1,885
Right-of-use assets, net	230	401
Total non-current assets	8,388	8,995
Total assets	24,692	31,736
CURRENT LIABILITIES:
Current maturities of operating lease liabilities	174	322
Trade payables	8,472	12,055
Other current liabilities	7,728	6,073
Loans and credit from bank institution and others	11,404	14,333
Convertible debentures	0	622
Convertible promissory notes	1,576	0
Derivative warrants liabilities and prefunded warrants	12	601
Total current liabilities	29,366	34,006
NON-CURRENT LIABILITIES:
Operating lease liabilities	17	54
Loans and credit from bank institution and others	661	936
Deferred tax liabilities	277	355
Total non-current liabilities	955	1,345
Total liabilities	30,321	35,351
DEFICIT ATTRIBUTABLE TO SHAREHOLDERS OF THE COMPANY:
Share capital and premium	274,847	270,518
Capital reserve from share-based payment transactions	475	475
Amount received on account of financial instruments and other	2,062	2,168
Capital reserve from translation differences of foreign operations	(3,345)	(3,842)
Capital reserve from transaction with non-controlling interests	(2,872)	(2,872)
Capital reserve from transaction with controlling shareholder	33	33
Accumulated deficit	(276,739)	(270,210)
Total equity attributable to shareholders of the Company	(5,539)	(3,730)
Non-controlling interests	(90)	115
Total deficit	(5,629)	(3,615)
Total liabilities and deficit	$ 24,692	$ 31,736